UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA BOND FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
   USAA(R)

                            USAA CALIFORNIA
                                    BOND Fund

                                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

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 P O R T F O L I O
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                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California Health Insurance Construction Loan Insurance Program.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              ETM     Escrowed to final maturity

              GO      General Obligation

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              USD     Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL      MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY       VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (103.5%)

             CALIFORNIA (97.5%)
  $ 2,835    Anaheim Public Financing Auth. RB, Series 2002B (INS)                               5.25%    10/01/2018    $  3,145
    4,500    Antelope Valley Healthcare District RB, Series 1997B (INS)                          5.20      1/01/2027       4,786
   17,700    Association of Bay Area Governments Finance Auth. COP, Series 1999 (INS)(c)         6.20     11/01/2029      18,964
             Chaffey Community College District GO,
    2,143       Series 2002A (PRE) (INS)                                                         5.25      7/01/2022       2,432
      107       Series 2002A (INS)                                                               5.25      7/01/2022         118
    5,995    Chaffey Joint Union High School District GO, Series 1998C (INS)                     5.38      5/01/2023       6,720
    2,200    Chino Valley USD GO, Series 2002A (INS)                                             5.38      8/01/2019       2,470
    5,000    Coronado Community Development Agency Tax Allocation Bonds, Series 2000 (INS)       5.60      9/01/2030       5,540
             Educational Facilities Auth. RB,
    5,820       Series 1995 (Redlands Univ.) (PRE)                                               6.00     10/01/2025       5,987
    2,195       Series 1995 (Redlands Univ.)                                                     6.00     10/01/2025       2,253
    8,050       Series 1995A (California Education Pool)                                         5.60     12/01/2020       8,266
    6,000       Series 2000 (Univ. of the Pacific) (INS)                                         5.75     11/01/2030       6,633
    8,000       Series N (Stanford Univ.)                                                        5.20     12/01/2027       8,448
    5,945    Escondido COP, Series 2000A (INS)                                                   5.75      9/01/2030       6,592
             Fairfield-Suisun USD GO,
    1,855       Series 2002 (INS)                                                                5.25      8/01/2019       2,068
    1,955       Series 2002 (INS)                                                                5.25      8/01/2020       2,161
    2,025       Series 2002 (INS)                                                                5.25      8/01/2021       2,239
    2,000    Fontana USD GO, Series 1990D (INS)                                                  5.75      5/01/2022       2,216
    1,500    Fresno Airport RB, Series 2000A (INS)                                               5.50      7/01/2030       1,641
             Garden Grove Agency Community Development Tax Allocation Bonds,
    2,560       Series 2003 (INS)                                                                5.38     10/01/2017       2,859
    2,700       Series 2003 (INS)                                                                5.38     10/01/2018       3,008
    1,420       Series 2003 (INS)                                                                5.38     10/01/2019       1,577
    1,650    Glendora USD GO, Series 2000A (INS)                                                 5.38      9/01/2025       1,797
   12,000    Golden State Tobacco Securitization RB (State Appropriation Enhanced),
                Series 2003B                                                                     5.50      6/01/2033      13,267
             Health Facilities Financing Auth. RB,
    3,175       Series 1992A (Scripps Memorial Hospital) (INS)                                   6.38     10/01/2022       3,203
    1,000       Series 1997A (Sunny View) (NBGA)                                                 5.50      1/01/2019       1,040
    1,250       Series 1998B (Kaiser Permanente) (ETM)                                           5.00     10/01/2020       1,327
    1,260       Series 2003B (Cottage Health System) (INS)                                       5.25     11/01/2018       1,388
    2,200       Series 2004A (Marshall Medical Center) (NBGA)                                    5.00     11/01/2024       2,308
    2,000       Series 2004A (Marshall Medical Center) (NBGA)                                    5.00     11/01/2029       2,087
    4,180    Hollister Joint Powers Financing Auth. RB (INS)                                     5.90     12/01/2023       4,235
    3,000    Housing Finance Agency MFH RB, Series 1996A (INS)                                   6.05      8/01/2027       3,149
    5,455    Imperial Beach MFH RB, Series 1995A                                                 6.45      9/01/2025       5,579
             Infrastructure and Economic Development Bank RB,
    1,000       Series 2000 (Scripps Research Institute)                                         5.63      7/01/2020       1,066
    1,250       Series 2000 (Scripps Research Institute)                                         5.75      7/01/2030       1,341
    9,690       Series 2005A (Scripps Research Institute)                                        5.00      7/01/2029      10,306
    1,335    Little Lake City School District GO, Series 2000B (INS)                             5.25      7/01/2022       1,475
             Los Angeles Department of Water and Power RB,
   10,000       Series 2001A (INS)                                                               5.25      7/01/2018      10,960
   20,700       Series 2003A, Subseries A-2                                                      5.00      7/01/2030      21,866
             Los Angeles USD GO,
    4,000       Series 2003A (INS)                                                               5.25      7/01/2019       4,458
    5,000       Series 2005A-1 (INS)(b)                                                          5.00      7/01/2025       5,398
    4,100       Series E (Election of 1997) (PRE) (INS)                                          5.50      7/01/2017       4,683
    6,000       Series E (Election of 1997) (PRE) (INS)                                          5.50      7/01/2018       6,854
             Menlo Park Community Development Agency Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                                                5.45      6/01/2021       2,753
    6,390       Series 2000 (INS)                                                                5.50      6/01/2025       7,025

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL      MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 4,030    Mt. San Antonio Community College District GO, Series A (INS)                       5.38%     5/01/2022    $  4,517
   15,200    Oakland USD GO, Series 2000F (INS)                                                  5.50      8/01/2024      16,634
    6,030    Orange County Transportation Auth. Toll Road Revenue Refunding Bonds,
                Series 2003A (INS)                                                               5.25      8/15/2015       6,752
             Orange County Water District COP,
    1,000       Series 2003B (INS)                                                               5.38      8/15/2020       1,104
    1,780       Series 2003B (INS)                                                               5.38      8/15/2022       1,957
    2,695    Palos Verdes Peninsula USD GO, Series A (PRE) (INS)                                 5.25     11/01/2020       3,023
    2,000    Port of Oakland RB, Series 2002M (INS)                                              5.25     11/01/2020       2,191
    5,000    Poway Redevelopment Agency Tax Allocation RB, Series 2000 (INS)                     5.75      6/15/2033       5,627
             Riverside County Public Financing Auth. Tax Allocation RB,
    3,860       Series 1997A (PRE)(c)                                                            5.63     10/01/2033       4,072
    9,540       Series 1997A(c)                                                                  5.63     10/01/2033       9,744
    2,825    Sacramento County Airport Systems RB, Series 2002A (INS)                            5.25      7/01/2022       3,084
   20,225    Sacramento County Sanitation District Finance Auth. RB, Series 2000 (PRE) (INS)     5.63     12/01/2030      23,091
             Sacramento Financing Auth. RB (MLO),
    5,680       Series 2002A (City Hall) (INS)                                                   5.25     12/01/2016       6,307
    3,575       Series 2002A (City Hall) (INS)                                                   5.25     12/01/2017       3,965
    2,935       Series 2002A (City Hall) (PRE) (INS)                                             5.38     12/01/2021       3,241
    6,000    Sacramento Power Auth. RB, Series 1995 (PRE)                                        6.00      7/01/2022       6,321
             Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                                               5.25      8/15/2021       2,640
    1,000       Series 2002Q (INS)                                                               5.25      8/15/2022       1,096
             San Diego County COP (MLO),
    1,540       Series 2005 (INS)                                                                5.00      2/01/2029       1,641
    2,000       Series 2005 (INS)                                                                5.00      2/01/2030       2,131
   18,000    San Francisco Bay Area Rapid Transit RB, Series 1999 (INS)                          5.50      7/01/2029      19,557
             San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                                                       5.63      5/01/2025       3,502
    8,845       2nd Series-Issue 24B (INS)                                                       5.63      5/01/2030       9,712
    5,000       2nd Series-Issue 29B (INS)                                                       5.13      5/01/2017       5,468
             San Jose GO,
    2,365       Series 2001 (Library & Parks Project) (INS)                                      5.10      9/01/2020       2,548
    2,000       Series 2001 (Library & Parks Project) (INS)                                      5.10      9/01/2021       2,155
    4,785    San Jose MFH RB, Series 1992A                                                       4.95      4/01/2012       4,941
   14,000    Santa Ana USD GO, Series 2000 (INS)                                                 5.70      8/01/2029      15,513
   11,215    Santa Clara Valley Water District RB, Series 2000A (INS)                            5.63      2/01/2025      12,240
   12,455    Southern California Public Power Auth. RB, Series 1989 (LOC - PNC Bank, N.A.)       6.00      7/01/2018      12,456
             State Department Water Resources Power Supply RB,
    5,000       Series 2002A (INS)                                                               5.50      5/01/2016       5,631
   10,000       Series 2002A (INS)                                                               5.38      5/01/2017      11,104
    8,000       Series A (INS)                                                                   5.75      5/01/2017       9,135
    5,000       Series A (INS)                                                                   5.38      5/01/2022       5,592
             State Department Water Resources Water System RB,
    7,135       Series 2005AD (INS)(b)                                                           5.00     12/01/2026       7,693
    2,530       Series 2005AD (INS)(b)                                                           5.00     12/01/2027       2,730
    3,380       Series 2005AD (INS)(b)                                                           5.00     12/01/2028       3,642
             State GO,
    7,000       Series 1999 (INS)                                                                5.50      9/01/2024       7,787
   10,000       Series 1999 (INS)                                                                5.88     10/01/2026      11,049
   27,825       Series 2000 (PRE) (INS)                                                          5.75      3/01/2030      31,510
   20,000       Series 2005(b)                                                                   5.00      6/01/2031      21,211
             State Public Works Board Lease RB (MLO),
    5,000       Series 2003C                                                                     5.50      6/01/2023       5,522
    5,500       Series 2004F                                                                     5.00     11/01/2029       5,830
    2,400       Series 2005A                                                                     5.25      6/01/2024       2,613

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL      MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 2,500       Series 2005A                                                                     5.25%     6/01/2025    $  2,718
    7,900       Series 2005A                                                                     5.25      6/01/2030       8,560
    3,970    State Univ. Systemwide RB, Series 2005A (INS)                                       5.00     11/01/2024       4,288
    5,420    Statewide Communities Development Auth. COP, Lutheran Homes (ETM)                   5.75     11/15/2021       5,682
             Statewide Communities Development Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                                                 5.50     11/01/2032       8,521
    5,000       Series 2002A (Univ. Irving Apt.) (INS)                                           5.50      8/01/2022       5,310
    3,500       Series 2005A (Daughters of Charity Health System)                                5.25      7/01/2024       3,734
   20,080    Suisun City Public Financing Auth. RB, Series 1998A                                 5.37(a)  10/01/2033       4,531
    3,000    Univ. of California General RB, Series 2003A (INS)                                  5.13      5/15/2020       3,265
             Univ. of California Hospital RB,
    2,000       Series 2004A (UCLA Medical Center) (INS)                                         5.50      5/15/2021       2,232
    1,000       Series 2004A (UCLA Medical Center) (INS)                                         5.50      5/15/2022       1,116
    1,000       Series 2004A (UCLA Medical Center) (INS)                                         5.50      5/15/2024       1,116
    3,635       Series 2004B (UCLA Medical Center) (INS)                                         5.50      5/15/2019       4,084
             Univ. of California RB,
    4,000       Series 1996 (PRE) (INS)                                                          5.75      7/01/2024       4,164
    5,000       Series 2003A (INS)                                                               5.13      5/15/2017       5,518
    5,000       Series 2003A (INS)                                                               5.13      5/15/2018       5,519
   14,675    Vallejo Sanitation and Flood Control COP, Series 1993 (INS)                         5.00      7/01/2019      16,429
    4,250    Ventura County Community College District GO, Series 2002A (INS)                    5.50      8/01/2023       4,827
             Washington Township Health Care District RB,
   11,000       Series 1993(c)                                                                   5.50      7/01/2018      11,011
    7,845       Series 1993                                                                      5.25      7/01/2023       7,851
    7,085       Series 1999                                                                      5.13      7/01/2023       7,338
    1,515    Watsonville Hospital RB, Series 1996A (ETM)                                         6.20      7/01/2012       1,732
             Westlands Water District Revenue COP,
    3,095       Series 2002A (INS)                                                               5.25      9/01/2020       3,404
    2,260       Series 2002A (INS)                                                               5.25      9/01/2021       2,486

             PUERTO RICO (6.0%)
   10,000    Commonwealth GO, Series 2003A                                                       5.25      7/01/2022      10,771
   10,500    Electric Power Auth. RB, Refunding Bonds Series Z (PRE) (INS)                       5.25      7/01/2021      10,501
   10,000    Government Development Bank CP                                                      3.05      7/07/2005      10,000
             Highway and Transportation Auth. RB,
    1,500       Series G (INS)                                                                   5.25      7/01/2017       1,675
    1,000       Series G (INS)                                                                   5.25      7/01/2019       1,113
    6,600       Series Y (PRE) (INS)                                                             5.50      7/01/2026       6,890
                                                                                                                        --------
             Total fixed-rate instruments (cost: $663,498)                                                               712,353
                                                                                                                        --------
             PUT BONDS (0.5%)

             CALIFORNIA
    3,000    Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente) (cost: $3,000)                                  4.70     11/01/2036       3,137
                                                                                                                        --------
             VARIABLE-RATE DEMAND NOTES (0.5%)

             CALIFORNIA
    1,150    State Financing Auth. PCRB, Series 1996F (LOC - JPMorgan Chase Bank, N.A.)          2.23     11/01/2026       1,150
    2,650    Statewide Communities Development Auth. RB,
                Series 2001A (LOC - U.S. Bank, N.A.)                                             2.26     10/01/2031       2,650
                                                                                                                        --------
             Total variable-rate demand notes (cost: $3,800)                                                               3,800
                                                                                                                        --------

             TOTAL INVESTMENTS (COST: $670,298)                                                                         $719,290
                                                                                                                        ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $48,992,000 and $0, respectively, resulting in net unrealized appreciation of $48,992,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $688,364,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation,

6

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CALIFORNIA BOND FUND
JUNE 30, 2005 (UNAUDITED)

             and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At June 30, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $40,674,000, which included when-issued securities of $19,463,000.

         (c) At June 30, 2005, portions of these securities were segregated to cover when-issued purchases.

                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                    CUSTODIAN     State Street Bank and Trust Company
               AND ACCOUNTING     P.O. Box 1713
                        AGENT     Boston, Massachusetts 02105

                  INDEPENDENT     Ernst & Young LLP
            REGISTERED PUBLIC     100 West Houston St., Suite 1900
              ACCOUNTING FIRM     San Antonio, Texas 78205

                    TELEPHONE     Call toll free - Central time
             ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL     (800) 531-8181
            INFORMATION ABOUT     For account servicing, exchanges,
                 MUTUAL FUNDS     or redemptions
                                  (800) 531-8448

              RECORDED MUTUAL     24-hour service (from any phone)
            FUND PRICE QUOTES     (800) 531-8066

                  MUTUAL FUND     (from touch-tone phones only)
               USAA TOUCHLINE     For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

              INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48500-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.